Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Debt [Abstract]
Long-term Debt
For the year ended December 31, 2013

Interest expense at an annual rate of 2.50%	$4,808
Amortization of debt issuance costs	743

Total interest expense	$5,551